                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Capital Opportunities Trust
     (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Shareholders

Morgan Stanley Capital Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2003

Dear Shareholder:

During the six-month period ended May 31, 2003, market conditions remained difficult for growth investors. The markets felt the impact of geopolitical tensions and uncertainty around Iraq and North Korea that rose from December through February. Once the uncertainty subsided and war with Iraq was imminent, the market rallied as many sidelined investors decided to participate. Stock prices continued to climb during April and May with a quick victory in Iraq, better-than-expected first quarter earnings, and a drop in oil prices. Consumer sentiment, as measured by the University of Michigan, posted a sizable gain, rising from 86 in April to 92.1 in May as consumer expectations improved.

Performance and Portfolio Strategy

For the six-month period ended May 31, 2003, Morgan Stanley Capital Opportunities Trust's Class A, B, C and D shares posted total returns of 7.97 percent, 7.62 percent, 7.65 percent and 8.21 percent, respectively. During the same period, the Standard & Poor's MidCap 400 Index(1) (S&P 400) returned 6.43 percent and the Lipper Multi-Cap Growth Index(2) returned 5.87 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The Fund's outperformance versus the S&P 400 Index was largely due to stock selection. The Fund's sector allocation relative to the S&P 400 Index had more of a negative impact on the Fund's performance. The strongest contribution to performance came from the Fund's holdings within the consumer discretionary sector. Strong stock selection in the financial sector coupled with the Fund's underweighted position also positively contributed to performance. Stock selection in the technology sector also contributed to performance, but was slightly offset by an overweighting versus the S&P 400 Index. An underweighted position in materials and processing,

---------------------
(1)The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)The Lipper Multi-Cap Growth Index tracks the performance of the 30 largest multi-cap growth mutual funds, as categorized by Lipper, Inc. Funds in this category, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Capital Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2003 continued

the worst-performing sector in the S&P 400 Index for the period, also contributed to the Fund's performance. Stock selection in the health-care sector was the largest negative for the portfolio.

We appreciate your ongoing support of Morgan Stanley Capital Opportunities Trust and look forward to serving your future investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /S/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Capital Opportunities Trust
FUND PERFORMANCE - MAY 31, 2003

            AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED MAY 31, 2003
--------------------------------------------------------------------------------

                    CLASS A SHARES*
-------------------------------------------------------
1 Year                          (18.72)%(1)  (22.99)%(2)
5 Years                          (3.83)%(1)   (4.87)%(2)
Since Inception (07/28/97)       (0.50)%(1)   (1.42)%(2)
                   CLASS B SHARES**
-------------------------------------------------------
1 Year                          (19.33)%(1)  (23.36)%(2)
5 Years                          (4.47)%(1)   (4.84)%(2)
Since Inception (02/27/96)        0.18 %(1)    0.18 %(2)
                    CLASS C SHARES+
-------------------------------------------------------
1 Year                          (19.33)%(1)  (20.14)%(2)
5 Years                          (4.54)%(1)   (4.54)%(2)
Since Inception (07/28/97)       (1.24)%(1)   (1.24)%(2)
                   CLASS D SHARES++
-------------------------------------------------------
1 Year                          (18.48)%(1)
5 Years                          (3.66)%(1)
Since Inception (07/28/97)       (0.31)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.4%)
              Aerospace & Defense
              (0.7%)
   53,200     Lockheed Martin Corp. ...  $  2,469,544
                                         ------------
              Air Freight/Couriers
              (0.8%)
   77,450     C.H. Robinson Worldwide,
               Inc. ...................     2,878,816
                                         ------------
              Airlines (1.1%)
  127,100     JetBlue Airways Corp.*...     4,295,980
                                         ------------
              Apparel/Footwear (1.1%)
   87,650     Coach, Inc.*.............     4,306,244
                                         ------------
              Apparel/Footwear Retail
              (3.6%)
  259,850     Abercrombie & Fitch Co.
               (Class A)*..............     7,418,717
  203,100     Chico's FAS, Inc.*.......     4,346,340
   72,225     Hot Topic, Inc.*.........     1,926,241
                                         ------------
                                           13,691,298
                                         ------------
              Biotechnology (8.7%)
   88,650     Amgen Inc.*..............     5,736,541
  129,750     Celgene Corp.*...........     4,084,530
  105,700     Genzyme Corp. (General
               Division)*..............     5,019,693
  103,300     Gilead Sciences, Inc.*...     5,450,108
  108,950     IDEC Pharmaceuticals
               Corp.*..................     4,158,621
  263,600     NPS Pharmaceuticals,
               Inc.*...................     5,683,216
  206,100     Telik, Inc.*.............     3,011,121
                                         ------------
                                           33,143,830
                                         ------------
              Broadcasting (4.3%)
  317,325     Radio One, Inc. (Class
               D)*.....................     5,299,327
  268,650     Univision Communications,
               Inc. (Class A)*.........     8,019,202
   93,425     Westwood One, Inc.*......     3,163,370
                                         ------------
                                           16,481,899
                                         ------------
              Cable/Satellite TV (1.0%)
  117,300     EchoStar Communications
               Corp. (Class A)*........     3,938,934
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Casino/Gaming (3.0%)
  242,715     GTECH Holdings Corp.*....  $  8,529,005
   58,250     Penn National Gaming,
               Inc.*...................       975,105
   83,100     Station Casinos, Inc.*...     1,869,750
                                         ------------
                                           11,373,860
                                         ------------
              Computer Communications
              (1.1%)
  162,100     Emulex Corp.*............     4,003,870
                                         ------------
              Computer Peripherals
              (1.1%)
  103,900     Network Appliance,
               Inc.*...................     1,769,417
  163,500     Seagate Technology*
               (Cayman Islands)........     2,477,025
                                         ------------
                                            4,246,442
                                         ------------
              Containers/ Packaging
              (0.9%)
   79,650     Sealed Air Corp.*........     3,495,838
                                         ------------
              Data Processing Services
              (0.8%)
   86,000     Global Payments Inc. ....     2,924,000
                                         ------------
              Discount Stores (2.9%)
  211,300     Dollar General Corp. ....     3,951,310
  249,000     Dollar Tree Stores,
               Inc.*...................     7,221,000
                                         ------------
                                           11,172,310
                                         ------------
              Electronic Components
              (1.3%)
   79,800     QLogic Corp.*............     3,997,182
   27,600     SanDisk Corp.*...........     1,002,708
                                         ------------
                                            4,999,890
                                         ------------
              Electronic Production
              Equipment (1.7%)
   97,000     Novellus Systems,
               Inc.*...................     3,361,050
   52,600     Synopsys, Inc.*..........     3,223,854
                                         ------------
                                            6,584,904
                                         ------------
              Finance/Rental/ Leasing
              (1.5%)
  134,950     Doral Financial Corp. ...     5,705,686
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial Conglomerates
              (1.3%)
  118,950     Citigroup, Inc. .........  $  4,879,329
                                         ------------
              Financial Publishing/
              Services (3.1%)
  539,850     Interactive Data
               Corp.*..................     8,723,976
   55,150     Moody's Corp. ...........     2,876,073
                                         ------------
                                           11,600,049
                                         ------------
              Food: Meat/Fish/ Dairy
              (0.5%)
   41,100     Dean Foods Co.*..........     1,880,325
                                         ------------
              Gas Distributors (0.3%)
   27,900     UGI Corp. ...............       954,180
                                         ------------
              Home Building (1.0%)
    9,500     NVR, Inc.*...............     3,873,625
                                         ------------
              Hotels/Resorts/
              Cruiselines (1.5%)
   70,200     Carnival Corp (Panama)...     2,148,120
  178,300     Royal Caribbean Cruises
               Ltd. (Liberia)..........     3,701,508
                                         ------------
                                            5,849,628
                                         ------------
              Information Technology
              Services (0.5%)
  105,800     PeopleSoft, Inc.*........     1,730,888
                                         ------------
              Insurance Brokers/
              Services (2.0%)
   72,450     ChoicePoint Inc.*........     2,730,641
  141,400     Hilb, Rogal & Hamilton
               Co. ....................     4,946,172
                                         ------------
                                            7,676,813
                                         ------------
              Internet Retail (1.3%)
  129,700     USA Interactive, Inc.*...     4,986,965
                                         ------------
              Internet Software/
              Services (1.1%)
  212,650     BEA Systems, Inc.*.......     2,305,126
  210,750     Siebel Systems, Inc.*....     1,978,943
                                         ------------
                                            4,284,069
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Managers
              (1.0%)
   71,500     Affiliated Managers
               Group, Inc.*............  $  3,932,500
                                         ------------
              Managed Health Care
              (1.4%)
   61,200     Anthem, Inc.*............     4,489,020
   20,000     Mid Atlantic Medical
               Services, Inc.*.........       958,000
                                         ------------
                                            5,447,020
                                         ------------
              Medical Distributors
              (0.5%)
  168,600     Neoforma, Inc.*..........     1,719,720
                                         ------------
              Medical Specialties
              (2.6%)
   15,700     Bio-Rad Laboratories,
               Inc. (Class A)*.........       926,300
  159,450     Varian Medical Systems,
               Inc.*...................     8,889,338
                                         ------------
                                            9,815,638
                                         ------------
              Miscellaneous Commercial
              Services (4.9%)
  224,550     Corporate Executive Board
               Co. (The)*..............     9,476,010
   90,100     Fair Isaac Corp. ........     5,023,075
  106,550     Iron Mountain Inc.*......     4,208,725
                                         ------------
                                           18,707,810
                                         ------------
              Motor Vehicles (0.5%)
   45,300     Harley-Davidson, Inc. ...     1,909,848
                                         ------------
              Movies/Entertainment
              (0.9%)
   58,600     Pixar, Inc.*.............     3,307,970
                                         ------------
              Oil & Gas Production
              (2.4%)
   55,400     Burlington Resources,
               Inc. ...................     2,952,266
  227,700     Pioneer Natural Resources
               Co.*....................     6,088,698
                                         ------------
                                            9,040,964
                                         ------------
              Oilfield Services/
              Equipment (2.6%)
  239,700     BJ Services Co.*.........     9,758,187
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Other Consumer Services
              (1.7%)
   28,800     DeVry, Inc.*.............  $    723,744
   19,400     eBay, Inc.*..............     1,973,174
   85,195     Weight Watchers
               International, Inc.*....     3,627,603
                                         ------------
                                            6,324,521
                                         ------------
              Packaged Software (6.3%)
  100,500     Adobe Systems, Inc. .....     3,546,645
   97,950     Mercury Interactive
               Corp.*..................     3,850,415
  153,800     Microsoft Corp. .........     3,785,018
  217,000     Network Associates,
               Inc.*...................     2,634,380
  102,050     Symantec Corp.*..........     4,614,701
  196,600     VERITAS Software
               Corp.*..................     5,455,650
                                         ------------
                                           23,886,809
                                         ------------
              Personnel Services (0.4%)
   74,100     Monster Worldwide
               Inc.*...................     1,471,626
                                         ------------
              Property -- Casualty
              Insurers (2.1%)
   19,500     White Mountains Insurance
               Group, Ltd. ............     8,014,500
                                         ------------
              Publishing: Newspapers
              (3.4%)
   86,300     Media General, Inc.
               (Class A)...............     5,077,892
  155,050     Pulitzer, Inc. ..........     7,795,914
                                         ------------
                                           12,873,806
                                         ------------
              Recreational Products
              (0.5%)
   29,600     Electronic Arts Inc.*....     2,029,376
                                         ------------
              Restaurants (3.7%)
  105,100     Krispy Kreme Doughnuts,
               Inc.*...................     3,642,766
   25,700     Outback Steakhouse, Inc.
               (The)...................       949,615
   75,625     P.F. Chang's China
               Bistro, Inc.*...........     3,329,013
  234,800     Sonic Corp.*.............     6,078,972
                                         ------------
                                           14,000,366
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Semiconductors (9.7%)
  217,900     Altera Corp.*............  $  4,201,112
  196,400     Broadcom Corp. (Class
               A)*.....................     4,807,872
  245,350     Intel Corp. .............     5,113,094
  238,100     Intersil Corp. (Class
               A)*.....................     5,819,155
   77,500     Linear Technology
               Corp. ..................     2,817,900
  110,600     Marvell Technology Group
               Ltd. (Bermuda)*.........     3,507,126
  120,700     Maxim Integrated
               Products, Inc. .........     4,732,647
   94,400     Texas Instruments,
               Inc. ...................     1,935,200
  132,250     Xilinx, Inc.*............     3,950,308
                                         ------------
                                           36,884,414
                                         ------------
              Services to the Health
              Industry (1.7%)
  212,300     Specialty Laboratories,
               Inc.*...................     2,076,294
  111,800     Stericycle, Inc.*........     4,422,808
                                         ------------
                                            6,499,102
                                         ------------
              Specialty Stores (1.4%)
   10,900     AutoZone, Inc.*..........       912,112
   74,800     Dick's Sporting Goods,
               Inc.*...................     2,168,452
   20,850     Staples, Inc.*...........       404,282
   59,400     Tiffany & Co. ...........     1,945,944
                                         ------------
                                            5,430,790
                                         ------------
              Specialty
              Telecommunications (2.4%)
  273,200     American Tower Corp.
               (Class A)*..............     2,447,872
   52,600     Commonwealth Telephone
               Enterprises, Inc.*......     2,209,726
  284,100     Crown Castle
               International Corp.*....     2,366,553
  123,800     IDT Corp. (Class B)*.....     1,973,372
                                         ------------
                                            8,997,523
                                         ------------
              Telecommunication
              Equipment (0.7%)
   84,400     UTStarcom, Inc.*.........     2,502,460
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless
              Telecommunications (0.5%)
  125,150     Nextel Communications,
               Inc. (Class A)*.........  $  1,875,999
                                         ------------
              Total Common Stocks
              (Cost $325,885,037)......   377,860,165
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (0.4%)
              Repurchase Agreement
  $ 1,444     Joint repurchase
               agreement account 1.325%
               due 06/02/03 (dated
               05/30/03; proceeds
               $1,444,159) (a)
               (Cost $1,444,000).......     1,444,000
                                         ------------
Total Investments
(Cost $327,329,037) (b).....    99.8%     379,304,165
Other Assets in Excess of
Liabilities.................     0.2          842,724
                               -----     ------------
Net Assets..................   100.0%    $380,146,889
                               =====     ============

---------------------------------------------------

    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $57,537,284 and the aggregate gross unrealized depreciation is $5,562,156, resulting in net unrealized appreciation of $51,975,128.

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $327,329,037).......................................    $379,304,165
Receivable for:
    Investments sold........................................      16,168,918
    Shares of beneficial interest sold......................         469,251
    Dividends...............................................          71,942
Prepaid expenses and other assets...........................         184,217
                                                              --------------
    Total Assets............................................     396,198,493
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      14,922,988
    Shares of beneficial interest redeemed..................         474,018
    Distribution fee........................................         234,166
    Investment management fee...............................         232,895
Accrued expenses and other payables.........................         187,537
                                                              --------------
    Total Liabilities.......................................      16,051,604
                                                              --------------
    Net Assets..............................................    $380,146,889
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,258,659,989
Net unrealized appreciation.................................      51,975,128
Net investment loss.........................................      (3,240,537)
Accumulated net realized loss...............................    (927,247,691)
                                                              --------------
    Net Assets..............................................    $380,146,889
                                                              ==============
Class A Shares:
Net Assets..................................................      $9,027,601
Shares Outstanding (unlimited authorized, $.01 par value)...         877,105
    Net Asset Value Per Share...............................          $10.29
                                                                      ======
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $10.86
                                                                      ======
Class B Shares:
Net Assets..................................................    $269,722,734
Shares Outstanding (unlimited authorized, $.01 par value)...      27,263,579
    Net Asset Value Per Share...............................           $9.89
                                                                       =====
Class C Shares:
Net Assets..................................................     $14,090,136
Shares Outstanding (unlimited authorized, $.01 par value)...       1,430,815
    Net Asset Value Per Share...............................           $9.85
                                                                       =====
Class D Shares:
Net Assets..................................................     $87,306,418
Shares Outstanding (unlimited authorized, $.01 par value)...       8,387,817
    Net Asset Value Per Share...............................          $10.41
                                                                      ======

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2003 (unaudited)

Net Investment Loss:
Income
Dividends (net of $1,921 foreign withholding tax)...........  $   576,998
Interest....................................................       18,351
                                                              -----------
    Total Income............................................      595,349
                                                              -----------
Expenses
Investment management fee...................................    1,338,657
Distribution fee (Class A shares)...........................        9,050
Distribution fee (Class B shares)...........................    1,284,296
Distribution fee (Class C shares)...........................       65,755
Transfer agent fees and expenses............................      991,035
Shareholder reports and notices.............................       47,501
Professional fees...........................................       35,728
Registration fees...........................................       31,419
Custodian fees..............................................       20,852
Trustees' fees and expenses.................................        6,758
Other.......................................................        4,835
                                                              -----------
    Total Expenses..........................................    3,835,886
                                                              -----------
    Net Investment Loss.....................................   (3,240,537)
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   12,061,492
Net change in unrealized appreciation.......................   15,936,849
                                                              -----------
    Net Gain................................................   27,998,341
                                                              -----------
Net Increase................................................  $24,757,804
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2003   NOVEMBER 30, 2002
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................  $(3,240,537)     $ (11,439,079)
Net realized gain (loss)....................................   12,061,492       (346,675,701)
Net change in unrealized appreciation.......................   15,936,849         26,427,402
                                                              ------------     -------------
    Net Increase (Decrease).................................   24,757,804       (331,687,378)

Net decrease from transactions in shares of beneficial
  interest..................................................  (46,718,282)      (119,320,894)
                                                              ------------     -------------
    Net Decrease............................................  (21,960,478)      (451,008,272)
Net Assets:
Beginning of period.........................................  402,107,367        853,115,639
                                                              ------------     -------------
End of Period
(Including a net investment loss of $3,240,537 and $0,
respectively)...............................................  $380,146,889     $ 402,107,367
                                                              ============     =============

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Capital Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.70% to the portion of daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.675% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $61,484,584 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $25, $298,571 and $2,082, respectively and received $5,291 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2003 aggregated $218,109,262 and $269,401,656, respectively. Included in the aforementioned transactions are sales of $2,240,870 with other Morgan Stanley funds, including a realized gain of $145,181.

For the six months ended May 31, 2003, the Fund incurred brokerage commissions of $21,476 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $77,800.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

5. Federal Income Tax Status

At November 30, 2002, the Fund had a net capital loss carryover of approximately $937,135,000, to offset future capital gains to the extent provided by regulations, which will be available through November 30 of the following years:

                   AMOUNT IN THOUSANDS
----------------------------------------------------------
 2005      2006      2007     2008       2009       2010
-------   -------   ------   -------   --------   --------
$36,450   $21,173   $6,907   $68,058   $413,254   $391,293
=======   =======   ======   =======   ========   ========

As of November 30, 2002, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX                      FOR THE YEAR
                                                     MONTHS ENDED                          ENDED
                                                     MAY 31, 2003                    NOVEMBER 30, 2002
                                              ---------------------------       ---------------------------
                                                      (unaudited)
                                                 SHARES         AMOUNT            SHARES         AMOUNT
                                              ------------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................       77,224    $    706,488           290,133   $   3,893,543
Redeemed....................................     (180,395)     (1,638,838)         (656,450)     (8,108,260)
                                               ----------    ------------       -----------   -------------
Net decrease - Class A......................     (103,171)       (932,350)         (366,317)     (4,214,717)
                                               ----------    ------------       -----------   -------------
CLASS B SHARES
Sold........................................      876,894       7,833,495         3,412,651      45,797,693
Redeemed....................................   (5,434,228)    (47,526,893)      (17,006,918)   (198,871,084)
                                               ----------    ------------       -----------   -------------
Net decrease - Class B......................   (4,557,334)    (39,693,398)      (13,594,267)   (153,073,391)
                                               ----------    ------------       -----------   -------------
CLASS C SHARES
Sold........................................       84,764         750,008           289,682       3,820,508
Redeemed....................................     (260,501)     (2,276,800)         (757,494)     (9,030,807)
                                               ----------    ------------       -----------   -------------
Net decrease - Class C......................     (175,737)     (1,526,792)         (467,812)     (5,210,299)
                                               ----------    ------------       -----------   -------------
CLASS D SHARES
Sold........................................    1,097,252      10,152,776         6,650,740      86,757,880
Redeemed....................................   (1,596,797)    (14,718,518)       (3,615,183)    (43,580,367)
                                               ----------    ------------       -----------   -------------
Net increase (decrease) - Class D...........     (499,545)     (4,565,742)        3,035,557      43,177,513
                                               ----------    ------------       -----------   -------------
Net decrease in Fund........................   (5,335,787)   $(46,718,282)      (11,392,839)  $(119,320,894)
                                               ==========    ============       ===========   =============

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30
                                                    MONTHS ENDED   ----------------------------------------------
                                                    MAY 31, 2003    2002      2001      2000      1999      1998
                                                    ------------   ------   --------   -------   -------   ------
                                                    (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period..............     $ 9.53      $15.97    $ 26.86    $33.83    $15.60   $10.88
                                                       ------      ------    -------    ------    ------   ------

Income (loss) from investment operations:
    Net investment loss++.........................      (0.06)      (0.16)     (0.20)    (0.33)    (0.34)   (0.18)
    Net realized and unrealized gain (loss).......       0.82       (6.28)    (10.69)    (5.76)    18.57     4.90
                                                       ------      ------    -------    ------    ------   ------

Total income (loss) from investment operations....       0.76       (6.44)    (10.89)    (6.09)    18.23     4.72
                                                       ------      ------    -------    ------    ------   ------

Less distributions from:
    Net realized gain.............................         --          --         --     (0.77)       --       --
    Paid-in-capital...............................         --          --         --     (0.11)       --       --
                                                       ------      ------    -------    ------    ------   ------

Total distributions...............................         --          --         --     (0.88)       --       --
                                                       ------      ------    -------    ------    ------   ------

Net asset value, end of period....................     $10.29      $ 9.53    $ 15.97    $26.86    $33.83(4) $15.60
                                                       ======      ======    =======    ======    ======   ======

Total Return+.....................................       7.97 %(1) (40.33)%   (40.54)%  (18.72)%  116.89%   43.38%

Ratios to Average Net Assets(3):
Expenses..........................................       1.60 %(2)   1.43%      1.13%     1.11%     1.23%    1.55%

Net investment loss...............................      (1.27)%(2)  (1.26)%    (1.02)%   (0.82)%   (0.93)%  (1.40)%

Supplemental Data:
Net assets, end of period, in thousands...........     $9,028      $9,339    $21,509   $48,068   $19,934   $1,107

Portfolio turnover rate...........................         61 %(1)     94%        25%       17%       51%      52%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                     FOR THE SIX                FOR THE YEAR ENDED NOVEMBER 30,
                                     MONTHS ENDED   --------------------------------------------------------
                                     MAY 31, 2003     2002       2001        2000         1999        1998
                                     ------------   --------   --------   ----------   ----------   --------
                                     (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................       $9.19       $15.53     $26.35       $33.36       $15.46     $10.85
                                          -----       ------     ------       ------       ------     ------
Income (loss) from investment
 operations:
    Net investment loss++..........       (0.09)       (0.25)     (0.37)       (0.51)       (0.42)     (0.26)
    Net realized and unrealized
    gain (loss)....................        0.79        (6.09)    (10.45)       (5.62)       18.32       4.87
                                          -----       ------     ------       ------       ------     ------
Total income (loss) from investment
 operations........................        0.70        (6.34)    (10.82)       (6.13)       17.90       4.61
                                          -----       ------     ------       ------       ------     ------
Less distributions from:
    Net realized gain..............          --           --         --        (0.77)          --         --
    Paid-in-capital................          --           --         --        (0.11)          --         --
                                          -----       ------     ------       ------       ------     ------
Total distributions................          --           --         --        (0.88)          --         --
                                          -----       ------     ------       ------       ------     ------
Net asset value, end of period.....       $9.89       $ 9.19     $15.53       $26.35       $33.36(4)  $15.46
                                          =====       ======     ======       ======       ======     ======
Total Return+......................        7.62 %(1)  (40.82)%   (41.06)%     (19.12)%     115.82 %    42.49 %
Ratios to Average Net Assets(3):
Expenses...........................        2.39 %(2)    2.20 %     2.02 %       1.58 %       1.74 %     2.20 %
Net investment loss................       (2.06)%(2)   (2.03)%    (1.91)%      (1.29)%      (1.44)%    (2.05)%
Supplemental Data:
Net assets, end of period, in
 thousands.........................    $269,723     $292,533   $705,388   $1,413,820   $1,315,930   $212,043
Portfolio turnover rate............          61 %(1)      94 %       25 %         17 %         51 %       52 %

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,
                                           MONTHS ENDED   ----------------------------------------------
                                           MAY 31, 2003    2002      2001      2000      1999      1998
                                           ------------   -------   -------   -------   -------   ------
                                           (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period.....      $9.15       $15.43    $26.19    $33.24    $15.45   $10.85
                                               -----       ------    ------    ------    ------   ------
Income (loss) from investment operations:
    Net investment loss++................      (0.09)       (0.22)    (0.37)    (0.62)    (0.52)   (0.28)
    Net realized and unrealized gain
    (loss)...............................       0.79        (6.06)   (10.39)    (5.55)    18.31     4.88
                                               -----       ------    ------    ------    ------   ------
Total income (loss) from investment
 operations..............................       0.70        (6.28)   (10.76)    (6.17)    17.79     4.60
                                               -----       ------    ------    ------    ------   ------
Less distributions from:
    Net realized gain....................         --           --        --     (0.77)       --       --
    Paid-in-capital......................         --           --        --     (0.11)       --       --
                                               -----       ------    ------    ------    ------   ------
Total distributions......................         --           --        --     (0.88)       --       --
                                               -----       ------    ------    ------    ------   ------
Net asset value, end of period...........      $9.85       $ 9.15    $15.43    $26.19    $33.24(4) $15.45
                                               =====       ======    ======    ======    ======   ======
Total Return+............................       7.65 %(1)  (40.70)%  (41.08)%  (19.31)%  115.18 %  42.27 %
Ratios to Average Net Assets(3):
Expenses.................................       2.39 %(2)    1.98 %    2.02 %    1.86 %    1.99 %   2.30 %
Net investment loss......................      (2.06)%(2)   (1.81)%   (1.91)%   (1.56)%   (1.69)%  (2.15)%
Supplemental Data:
Net assets, end of period, in
 thousands...............................    $14,090      $14,701   $32,016   $61,822   $34,898     $712
Portfolio turnover rate..................         61 %(1)      94 %      25 %      17 %      51 %     52 %

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30,
                                           MONTHS ENDED   -----------------------------------------------
                                           MAY 31, 2003    2002      2001      2000      1999       1998
                                           ------------   -------   -------   -------   -------    ------
                                           (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period.....     $ 9.62       $16.10    $27.04    $33.97    $15.66    $10.89
                                              ------       ------    ------    ------    ------    ------
Income (loss) from investment operations:
    Net investment loss++................      (0.05)       (0.12)    (0.18)    (0.24)    (0.21)    (0.15)
    Net realized and unrealized gain
    (loss)...............................       0.84        (6.36)   (10.76)    (5.81)    18.52      4.92
                                              ------       ------    ------    ------    ------    ------
Total income (loss) from investment
 operations..............................       0.79        (6.48)   (10.94)    (6.05)    18.31      4.77
                                              ------       ------    ------    ------    ------    ------
Less distributions from:
    Net realized gain....................         --           --        --     (0.77)       --        --
    Paid-in-capital......................         --           --        --     (0.11)       --        --
                                              ------       ------    ------    ------    ------    ------
Total distributions......................         --           --        --     (0.88)       --        --
                                              ------       ------    ------    ------    ------    ------
Net asset value, end of period...........     $10.41       $ 9.62    $16.10    $27.04    $33.97(4) $15.66
                                              ======       ======    ======    ======    ======    ======
Total Return+............................       8.21 %(1)  (40.25)%  (40.46)%  (18.52)%  116.96 %   43.80 %
Ratios to Average Net Assets(3):
Expenses.................................       1.39 %(2)    1.20 %    1.02 %    0.86 %    0.99 %    1.30 %
Net investment loss......................      (1.06)%(2)   (1.03)%   (0.91)%   (0.57)%   (0.69)%   (1.15)%
Supplemental Data:
Net assets, end of period, in
 thousands...............................    $87,306      $85,534   $94,203   $23,815    $4,384       $15
Portfolio turnover rate..................         61 %(1)      94 %      25 %      17 %      51 %      52 %

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY

Capital Opportunities Trust
Semiannual Report
May 31, 2002

38568RPT-11443F03-AP-6/03

Item 9 -- Controls and Procedures

      The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

Ronald E. Robison
Principal Executive Officer
July 22, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003



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